Consolidated Statement of Shareholders' Equity (Deficit) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Acquisition of mineral property, January, value			$ 300
Issuance of Common stock for cash, March, value			1,800
Issuance of Common stock for cash, July, value			500
Issuance of Common stock for cash, August, value			221
Issuance of Common stock for cash, July and August, value		545
Issuance of Common stock for mineral claim purchase option, August, value		400		700
Effect of reverse merger recapitalization, September, value		(214,746)
Issuance of stock and warrants in private placement, September, value		2,415,671
Additional shareholder contribution, October, value		51,364
Stock-based compensation, value		392,189
Issuance of Common stock for services, April, value	23,250
Issuance of Common stock for services, May, value	17,000
Issuance of Common stock for services, June, value	53,000
Issuance of Common stock for services, July, value	59,000
Issuance of Common stock per note payable agreement, October, value	11,500
Issuance of Common stock per note payable agreement, November, value	38,000
Issuance of stock and warrants in private placement, December, value	187,022
Issuance of common stock to company employees, December, value	185,000
Issuance of warrants in debt facility agreement, December	1,063,592
Net loss	(1,369,550)	(2,228,077)	(40,548)	(3,638,175)
Ending balance, value	1,597,335	379,619	(37,727)	1,597,335
Preferred Stock
Effect of reverse merger recapitalization, September, shares		711,539
Effect of reverse merger recapitalization, September, value		71
Issuance of stock and warrants in private placement, September, shares		3,875,000
Issuance of stock and warrants in private placement, September, value		388
Conversion of preferred to common stock, November, shares	(1,586,539)
Conversion of preferred to common stock, November, value	(159)
Issuance of stock and warrants in private placement, November, shares	2,004,600
Issuance of stock and warrants in private placement, November, value	200
Ending balance, shares	5,004,600	4,586,539		5,004,600
Ending balance, value	500	459		500
Common Stock
Acquisition of mineral property, January, shares			923,077
Acquisition of mineral property, January, value			92
Issuance of Common stock for cash, March, shares			5,538,461
Issuance of Common stock for cash, March, value			554
Issuance of Common stock for cash, July, shares			1,538,462
Issuance of Common stock for cash, July, value			154
Issuance of Common stock for cash, August, shares			678,523
Issuance of Common stock for cash, August, value			68
Issuance of Common stock for cash, July and August, shares		1,678,612
Issuance of Common stock for cash, July and August, value		168
Issuance of Common stock for mineral claim purchase option, August, shares		4,000,000
Issuance of Common stock for mineral claim purchase option, August, value		400
Effect of reverse merger recapitalization, September, shares		10,288,461
Effect of reverse merger recapitalization, September, value		1,029
Issuance of stock and warrants in private placement, September, shares		5,252,250
Issuance of stock and warrants in private placement, September, value		525
Issuance of Common stock for services, April, shares	31,000
Issuance of Common stock for services, April, value	3
Issuance of Common stock for services, May, shares	25,000
Issuance of Common stock for services, May, value	2
Issuance of Common stock for services, June, shares	100,000
Issuance of Common stock for services, June, value	10
Issuance of Common stock for services, July, shares	100,000
Issuance of Common stock for services, July, value	10
Issuance of Common stock per note payable agreement, October, shares	50,000
Issuance of Common stock per note payable agreement, October, value	5
Issuance of Common stock per note payable agreement, November, shares	100,000
Issuance of Common stock per note payable agreement, November, value	10
Conversion of preferred to common stock, November, shares	1,586,539
Conversion of preferred to common stock, November, value	159
Issuance of stock and warrants in private placement, November, shares	3,376,000
Issuance of stock and warrants in private placement, November, value	338
Issuance of stock and warrants in private placement, December, shares	2,000,000
Issuance of stock and warrants in private placement, December, value	200
Issuance of common stock to company employees, December, shares	500,000
Issuance of common stock to company employees, December, value	50
Ending balance, shares	37,766,385	29,897,846	8,678,523	37,766,385
Ending balance, value	3,777	2,990	868	3,777
Additional Paid-In Capital
Acquisition of mineral property, January, value			208
Issuance of Common stock for cash, March, value			1,246
Issuance of Common stock for cash, July, value			346
Issuance of Common stock for cash, August, value			153
Issuance of Common stock for cash, July and August, value		377
Effect of reverse merger recapitalization, September, value		(215,846)
Issuance of stock and warrants in private placement, September, value		2,414,758
Stock-based compensation, value		392,189
Issuance of Common stock for services, April, value	23,247
Issuance of Common stock for services, May, value	16,998
Issuance of Common stock for services, June, value	52,990
Issuance of Common stock for services, July, value	58,990
Issuance of Common stock per note payable agreement, October, value	11,495
Issuance of Common stock per note payable agreement, November, value	37,990
Issuance of stock and warrants in private placement, November, value	(538)
Issuance of stock and warrants in private placement, December, value	186,822
Issuance of common stock to company employees, December, value	184,950
Issuance of warrants in debt facility agreement, December	1,063,592
Ending balance, value	5,231,233	2,644,795	1,953	5,231,233
Deficit Accumulated During the Exploration Stage
Net loss	(1,369,550)	(2,228,077)	(40,548)
Ending balance, value	$ (3,638,175)	$ (2,268,625)	$ (40,548)	$ (3,638,175)